UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands		Aug. 31, 2026 USD ($)		Aug. 31, 2026 JPY (¥)	Feb. 28, 2026 JPY (¥)
Current Assets
Cash and cash equivalents		$ 66,272		¥ 10,586,282	¥ 8,259,660
Accounts receivable, net		5,345		853,758	1,758,584
Accounts receivable due from related parties, net		136		21,704	86,934
Contract assets		3,869		618,031	223,490
Contract assets due from related parties		13,155		2,101,404	3,126,224
Inventories		1,616		258,157	18,902
Tax receivable		21		3,422	4,929
Prepayments and other current assets		6,375		1,018,385	1,026,648
Prepayments and other current assets due from related parties		198		31,670	13,074
Total current assets		96,987		15,492,813	14,518,445
Non-current Assets
Property and equipment, net		10,653		1,701,737	1,849,599
Operating lease right-of-use assets, net		20,295		3,241,960	3,834,503
Intangible assets, net		1,386		221,394	206,920
Long-term investments		2,202		351,771	317,000
Goodwill		1,498		239,228	239,228
Deferred offering costs					231,986
Deferred tax assets, net		8,425		1,345,878	1,028,394
Long-term prepayments and other non-current assets		13,795		2,203,537	2,213,137
Total non-current assets		58,254		9,305,505	9,920,767
TOTAL ASSETS		155,241		24,798,318	24,439,212
Current liabilities
Short-term borrowings					800,000
Current portion of long-term borrowings		8,940		1,428,138	2,021,924
Accounts payable		4,909		784,234	1,217,573
Accounts payable due to a related party		983		157,101	188,264
Current portion of contract liabilities		5,859		935,938	763,650
Current portion of contract liabilities due to a related party		1,614		257,838	646,603
Operating lease liabilities, current		7,088		1,132,254	1,206,136
Taxes payable		3,110		496,858	530,424
Accrued expenses and other current liabilities		8,894		1,420,843	1,388,559
Accrued expenses and other current liabilities due to related parties					873
Total current liabilities		41,397		6,613,204	8,764,006
Non-current liabilities
Long-term borrowings		11,329		1,809,679	2,565,203
Contract liabilities, non-current		5,216		833,146	877,430
Operating lease liabilities, non-current		14,657		2,341,277	2,880,319
Deferred tax liabilities, net		426		68,001	61,513
Other non-current liabilities		3,758		600,246	678,073
Total non-current liabilities		35,386		5,652,349	7,062,538
TOTAL LIABILITIES		76,783		12,265,553	15,826,544
Mezzanine equity
Redeemable ordinary shares (313,300 and 0 nil shares issued and outstanding as of February 28, 2026 and August 31, 2026, respectively)*			[1]		391,124
TOTAL MEZZANINE EQUITY					391,124
Equity
Ordinary shares, 125,320,000 shares authorized; 58,054,490 shares issued and 55,828,614 shares outstanding as of February 28, 2026, and 61,331,990 shares issued and 59,419,414 shares outstanding as of August 31, 2026	[1]	26,293		4,200,000	480,000
Treasury shares, 1,912,576 shares as of February 28, 2026 and August 31, 2026*		(2,209)	[1]	(352,877)	(410,683)
Additional paid-in capital		6,983		1,115,496	997,803
Retained earnings		46,595		7,443,068	6,823,084
Accumulated other comprehensive income		796		127,078	118,474
Total equity attributable to shareholders of the Company		78,458		12,532,765	8,008,678
Non-controlling interests					212,866
TOTAL EQUITY		78,458		12,532,765	8,221,544
TOTAL LIABILITIES, MEZZANINE EQUITY AND EQUITY		$ 155,241		¥ 24,798,318	¥ 24,439,212

[1]	The shares and per share information are presented on a retroactive basis to reflect the share split from 1 to 130, which became effective on March 1, 2024, and reflect the share split from 1 to 241, which became effective on March 31, 2026.